Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Research and Development Expenses [Abstract]
Schedule of Research and Development Expenses	Research and development expenses
	For the year ended December 31,
	2024	2023	2022
	U.S. dollars in thousands
Subcontractors and consultants	$3,530	$4,794	$3,612
Share-based compensation	193	575	570
Salaries and social benefits (*)	1,975	1,905	1,405

	$5,698	$7,274	$5,587